GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
Schedule of Disposal Groups, including Discontinued Operations
	December 31,
	2014	2013
Assets:
Other accounts receivable	-	$675

Total assets	-	$675

Liabilities:
Other accounts payable and accrued expenses	$2,153	$2,135

Total liabilities	$2,153	$2,135